6. EQUIPMENT, VEHICLES AND FURNITURE	12 Months Ended
Jan. 31, 2026
Notes
6. EQUIPMENT, VEHICLES AND FURNITURE

6.EQUIPMENT, VEHICLES AND FURNITURE

	Balance February 1, 2025	Additions for the year	Disposals for the year	Balance January 31, 2026

Automobile
Value at Cost	$62,633	$-	$-	$62,633
Accumulated Depreciation	(53,686)	(2,684)	-	(56,370)
Net book value	8,947	(2,684)	-	6,263

Office furniture and equipment
Value at Cost	15,394	-	-	15,394
Accumulated Depreciation	(15,256)	(27)	-	(15,283)
Net book value	138	(27)	-	111

Computer equipment
Value at Cost	24,900		-	24,900
Accumulated Depreciation	(19,476)	(2,441)	-	(21,917)
Net book value	5,424	(2,441)	-	2,983

Totals	$14,509	$(5,152)	$-	$9,357
	Balance February 1, 2024	Additions for the year	Disposals for the year	Balance January 31, 2025

Automobile
Value at Cost	$62,633	$-	$-	$62,633
Accumulated Depreciation	(49,851)	(3,835)	-	(53,686)
Net book value	12,782	(3,835)	-	8,947

Office furniture and equipment
Value at Cost	15,394	-	-	15,394
Accumulated Depreciation	(15,221)	(35)	-	(15,256)
Net book value	173	(35)	-	138

Computer equipment
Value at Cost	33,384	6,924	(15,408)	24,900
Accumulated Depreciation	(33,276)	(1,605)	15,405	(19,476)
Net book value	108	5,319	(3)	5,424

Totals	$13,063	$1,449	$(3)	$14,509